BASIS OF PRESENTATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
BASIS OF PRESENTATION
Schedule of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash as reported within the consolidated balance sheet that sum to the total of the same such amounts shown in the statement of cash flows.

	As of March 31,
(thousands of dollars)	2019	2018
Cash and cash equivalents	$1,019	$1,637
Restricted cash - pledged deposits for performance bonds	3,750	3,668
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$4,769	$5,305

The following table provides a reconciliation of cash, cash equivalents and restricted cash as reported within the consolidated balance sheet that sum to the total of the same such amounts shown in the statement of cash flows.

	For the years ended December 31,
(thousands of dollars)	2018	2017
Cash and cash equivalents	$1,577	$4,054
Restricted cash - pledged deposits for performance bonds	3,732	3,668
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$5,309	$7,722